Note 24 - Revenue - Revenue Recognized in Contract Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Service revenue [member]
Statement Line Items [Line Items]
Service revenue	$ 249,041	$ 53,769